Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jan 7, 2013
Registrant Name	TIMOTHY PLAN
Central Index Key	0000916490
Amendment Flag	false
Document Creation Date	Jan 7, 2013
Document Effective Date	Jan 7, 2013
Prospectus Date	Nov 30, 2012

Timothy Plan Emerging Markets Fund
TIMOTHY PLAN EMERGING MARKETS FUND
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase, Redemption and Pricing of Shares” on page __ of the Fund’s Statement of Additional Information.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees Timothy Plan Emerging Markets Fund		Class A	Class C
Maximum sales charge (load) on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	1.00%	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses Timothy Plan Emerging Markets Fund		Class A	Class C
Management Fee		1.20%	1.20%
Distribution/Service (12b-1 Fees)		0.25%	1.00%
Other Expenses		0.49%	0.49%
Fees and Expenses of Acquired Funds		0.01%	0.01%
Total Annual Operating Expense	[1]	1.95%	2.70%
[1]	"Other Expenses" are estimated for the Fund's first year of operations.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timothy Plan Emerging Markets Fund (USD $)	1 Year	3 Years
Class A	737	1,128
Class C	373	838

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Timothy Plan Emerging Markets Fund (USD $)	1 Year	3 Years
Class A	737	1,128
Class C	273	838

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The Fund is new and has not yet had any portfolio turnover.
PRINCIPAL INVESTMENT STRATEGIES

  This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in emerging market countries through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on Foreign stock exchanges, without regard to market capitalizations.  Emerging markets or emerging economies are nations with social or business activity in the process of rapid growth and industrialization.  Companies “domiciled” in such countries are companies that are organized and registered in the country.  Companies “headquartered” in a country are those companies that have their main office in the country, but may be “domiciled” in another country.

  This Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies  that meet or exceed specific criteria established by the Manager in the selection process are purchased. Such criteria include market positioning, management strength, transparency of accounting and financial reporting, strong management, and other criteria.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | This Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Emerging Market Risk | The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. Companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.

  Issuer-Specific Changes | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Currency Risk | Because the securities being purchased by this Fund are frequently foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

  Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Growth Risk | This Fund invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the Investment Manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

  Who Should Buy This Fund | This Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE
This Section illustrates the variability of the Fund’s returns and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

This is a new Fund without an operating history. Accordingly, performance information is not available at this time.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Timothy Plan Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIMOTHY PLAN EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide you with long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase, Redemption and Pricing of Shares” on page __ of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The Fund is new and has not yet had any portfolio turnover.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the Fund's first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in emerging market countries through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on Foreign stock exchanges, without regard to market capitalizations.  Emerging markets or emerging economies are nations with social or business activity in the process of rapid growth and industrialization.  Companies “domiciled” in such countries are companies that are organized and registered in the country.  Companies “headquartered” in a country are those companies that have their main office in the country, but may be “domiciled” in another country.

  This Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies  that meet or exceed specific criteria established by the Manager in the selection process are purchased. Such criteria include market positioning, management strength, transparency of accounting and financial reporting, strong management, and other criteria.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | This Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Emerging Market Risk | The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. Companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.

  Issuer-Specific Changes | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Currency Risk | Because the securities being purchased by this Fund are frequently foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

  Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Growth Risk | This Fund invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the Investment Manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

  Who Should Buy This Fund | This Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This Section illustrates the variability of the Fund’s returns and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

		This is a new Fund without an operating history. Accordingly, performance information is not available at this time.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	This is a new Fund without an operating history. Accordingly, performance information is not available at this time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Timothy Plan Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Operating Expense	rr_ExpensesOverAssets	1.95%	[2]
1 Year	rr_ExpenseExampleYear01	737
3 Years	rr_ExpenseExampleYear03	1,128
1 Year	rr_ExpenseExampleNoRedemptionYear01	737
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,128
Timothy Plan Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Operating Expense	rr_ExpensesOverAssets	2.70%	[2]
1 Year	rr_ExpenseExampleYear01	373
3 Years	rr_ExpenseExampleYear03	838
1 Year	rr_ExpenseExampleNoRedemptionYear01	273
3 Years	rr_ExpenseExampleNoRedemptionYear03	838

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	"Other Expenses" are estimated for the Fund's first year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jan 7, 2013